1 (212) 318-6609

kevinbrown@paulhastings.com

May 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Gabelli Gold Fund, Inc. (the “Fund”)
File Nos. 033-79180/811-08518

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 45 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2023 (Accession #0001387131-23-005657).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown

Kevin Brown
Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
A. Ward

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

t: +1.212.318.6000 | www.paulhastings.com